NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED MAY 31, 2011

TO THE PROSPECTUS DATED OCTOBER 13, 2010

The second paragraph of the section “How You Can Buy and Sell Shares” is hereby replaced in its entirety with the following:

Class A and Class R3 shares are available to defined contribution plans. Class I shares are available to defined contribution plans and to “traditional institutional investors,” which are (i) Taft-Hartley plans, (ii) endowments and foundations, (iii) public and corporate plans, (iv) qualified institutional buyers (as defined in Rule 144A(a)(1) under the Securities Act of 1933, as amended) and (v) other institutional investors who make an initial purchase of at least $5 million. Class A, Class C and Class I shares are also available to retail customers of certain broker-dealers.

PLEASE KEEP THIS WITH YOUR FUND’S

PROSPECTUS FOR FUTURE REFERENCE

MGN-WINSLP-0511P

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

SUPPLEMENT DATED MAY 31, 2011

TO THE PROSPECTUS DATED NOVEMBER 30, 2010

Effective at the close of business on July 29, 2011, the fund will be closed to new investments, except for investments by the following categories of investors:

•	Existing shareholders of record as of July 29, 2011;
•	Defined contribution retirement plans that purchase shares of the fund prior to October 31, 2011;
•	Full-time and retired employees of Nuveen Investments and its affiliates as well as their immediate family members;
•	Officers, trustees, and former trustees of the Nuveen Funds; and
•	Benefit plans sponsored by Nuveen Investments or its affiliates.

The fund reserves the right to modify the extent to which sales of shares are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases do not have a detrimental effect on the portfolio management of the fund.

PLEASE KEEP THIS WITH YOUR FUND’S

PROSPECTUS FOR FUTURE REFERENCE

MGN-TGREP-0511P

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED MAY 31, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 13, 2010

The first paragraph of the section “Purchase and Redemption of Fund Shares” is hereby replaced in its entirety with the following:

As described in the Prospectus, the Fund provides you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences. The Fund offers Class A and Class R3 shares to defined contribution plans. The Fund offers Class I shares to defined contribution plans and to “traditional institutional investors,” which are (i) Taft-Hartley plans, (ii) endowments and foundations, (iii) public and corporate plans, (iv) qualified institutional buyers (as defined in Rule 144A(a)(1) under the Securities Act of 1933, as amended) and (v) other institutional investors with an initial purchase of at least $5 million. The Fund also offers Class A, Class C and Class I shares to retail customers of certain broker-dealers.

PLEASE KEEP THIS WITH YOUR FUND’S

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

MGN-WINSLS-0511P